FINANCE LEASES - Narrative (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	36 Months Ended
	Apr. 30, 2015 vessel	Sep. 30, 2015 USD ($)	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2022 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			7				7
Variable lease expense				$ 900,000
Finance lease ROU impairment			$ 0
Weighted average discount rate (percent)			6.30%				6.30%
Weighted average lease term			5 years 1 month 6 days				5 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			1
Number of vessels reclassified as finance leases | vessel			7
Daily time charter rate			$ 19,135
Variable interest rate level					0.10%
Number of vessels sold and leased back | vessel			8
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
Variable lease expense			$ 1,700,000	900,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			7
Number of vessels sold and leased back | vessel	8		8		8
Number of leased vessels under operating leases | vessel			1
Daily time charter rate		$ 14,900			$ 14,900
Daily operating expenses rate					$ 7,000
Profit share percentage (percent)					33.00%
Base LIBOR rate (percent)			0.40%
Daily time charter rate, adjusted					$ 50
Daily time charter rate, adjusted					25
Profit share			$ 0	$ 1,500,000
Number of vessels sold and leased back | vessel			8
Purchase option net of sellers credit		$ 112,000,000			$ 112,000,000
Purchase option timing from lease inception					10 years
Charter term, extension					3 years
Daily charter rate, extension					$ 14,900
Total minimum lease period					13 years
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate			$ 17,576
SFL | Forecast | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Daily time charter rate						$ 16,435